BBH Global Core Select
BBH GLOBAL CORE SELECT SUMMARY
INVESTMENT OBJECTIVE
The investment objective of BBH Global Core Select (the "Fund") is to provide investors with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold the Fund's Class N and Retail Class shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - BBH Global Core Select	Class N Shares	Retail Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BBH Global Core Select		Class N Shares	Retail Class Shares
Management Fees		0.95%	0.95%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.43%	1.45%
Total Annual Fund Operating Expenses		1.38%	2.65%
Less Fee Waiver/Expense Reimbursement	[1]	(0.14%)	(1.15%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.24%	1.50%
[1]	Brown Brothers Harriman & Co., through a separately identifiable department (the "Investment Adviser"), has contractually agreed to limit the Total Annual Fund Operating Expenses of the Fund to 1.25% through March 1, 2018 (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business and amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, of the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Expense Limitation Agreement"). After exclusions, total operating expenses for Retail Class shares of the Fund are expected to be 1.50%. The expiration of the Expense Limitation Agreement differs from that disclosed in the "Financial Highlights" section of the prospectus due to the timing of the renewal of this agreement. The Expense Limitation Agreement may only be terminated during its term with approval of the Fund's Board of Trustees (the "Board").

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund's Class N and Retail Class shares to the cost of investing in other mutual funds. This example gives effect to the Expense Limitation Agreement for 1 year and the first year of the 3, 5 and 10 year calculations. The example assumes that you invest $10,000 in the Fund's Class N and Retail Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Class N shares and Retail Class shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BBH Global Core Select - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N Shares	126	423	742	1,645
Retail Class Shares	153	714	1,303	2,899

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest primarily in publicly traded equity securities of companies that are located anywhere in the world, including in the United States. The Fund will invest in equities issued by U.S. and non-U.S. firms both directly and in the form of depository receipts representing an interest in these securities. The Fund may invest in companies that are organized, have a majority of their assets, or generate the majority of their operating income in any country, including emerging markets countries, but the Fund intends to invest primarily in the equity securities of companies in countries with developed economies. The Fund’s equity strategy blends aspects of growth and value investing.

The Fund will not be required to allocate its investments among any particular countries or in set percentages. Under normal circumstances, however, the Fund will invest in at least three different countries, and invest at least 40% of its net assets in securities of non-U.S. companies. For these purposes, “non-U.S. companies” are firms that are organized, have a majority of their assets, or generate the majority of their revenues and/or operating income outside the United States. The Fund also seeks to invest in approximately 30-40 different companies that meet its demanding investment criteria. While the Fund may invest in equity securities of companies of any size, the Fund will primarily invest in large and mid-capitalized companies with market capitalizations of $3 billion or greater.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund may enter into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may purchase currency forwards for the purpose of hedging the value of securities purchased or intended to be purchased. However, the Fund will have no obligation to hedge against any risks and there can be no assurance that hedging transactions, if undertaken, will be effective.

The Investment Adviser selects companies based on their long-term investment potential and follows a “buy and own” approach. The Fund does not seek to trade in and out of stocks for small gains. While not a determining factor, the investment adviser may consider tax implications when deciding whether or not to sell a particular investment. As a result of the Investment Adviser’s disciplined investment process, the Fund may, at times, hold large percentages of cash.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed in alphabetical order and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Capital Controls Risk:

Capital controls imposed by foreign governments in response to economic or political events may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency. This may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Currency Exchange Rate Risk:

Because the Fund invests in securities denominated in, or providing exposure to, non-U.S. currencies and the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably.

Emerging Markets Risk:

Emerging markets involve risks greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk:

Equity securities risk is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.

Foreign Investment Risk:

Investing in securities of foreign-based companies involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation.

Medium-Sized Company Risk:

Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies and may trade at prices that reflect incomplete or inaccurate information.

Non-Diversification Risk:

A non-diversified fund may be subject to greater risk than a diversified fund because changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares.

Shareholder Concentration Risk:

Asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.

FUND PERFORMANCE

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class N shares from year to year. The table shows how the average annual returns of the Fund’s Class N and Retail Class shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Total Returns for Class N Shares (% Per Calendar Year)*	[1]

Highest Performing Quarter:	7.91% in 4th quarter of 2013
Lowest Performing Quarter:	(6.85)% in 3rd quarter of 2015

Average Annual Total Returns (Through December 31, 2016)

The Fund's performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns - BBH Global Core Select	1 Year	Since Inception	Inception Date
Class N Shares	4.82%	4.49%	Mar. 28, 2013
Class N Shares | After Taxes on Distributions	4.69%	4.17%	Mar. 28, 2013
Class N Shares | After Taxes on Distributions and Sale of Fund Shares	2.84%	3.44%	Mar. 28, 2013
Retail Class Shares	4.49%	4.23%	Apr. 02, 2013
MSCI World Index (reflects no deduction of fees, expenses or taxes)	7.51%	7.54%	Mar. 28, 2013

[1]	Historically, the Fund has presented information for its Retail Class Shares in a separate prospectus. The Fund's Retail Class shares have a higher overall expense ratio and, as a result, performance would be lower.